Pay vs Performance Disclosure	12 Months Ended
	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year ended January 31, (a)	Summary compensation on table total for PEO ($) (b) (1)	Compensation actually paid to PEO ($) (c) (2)	Average summary compensation on table total for non-PEO NEOs ($) (d) (3)	Average compensation actually paid to non-PEO NEOs ($) (e) (2)	Value of initial fixed $100 investment based on:		Net income (loss) (in millions) ($) (h)	Non-GAAP cloud revenue (in millions) ($) (i) (5)
					Total share-holder return ($) (f) (4)	Peer group total share-holder return ($) (g) (4)
2023	12,242,494	2,627,722	3,110,664	1,421,607	113.31	145.83	15.66	508.58
2022	9,975,399	11,567,570	2,757,754	2,985,846	153.19	172.00	15.65	394.55
2021	9,233,276	13,004,014	2,795,566	3,910,864	127.29	137.22	(0.11)	287.57

Company Selected Measure Name	cloud revenue
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (d) are the average amounts of total compensation reported for the other NEOs for each corresponding year in the “Total” column of the Summary Compensation table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.” For each of years ended January 31, 2023, 2022 and 2021, the other NEOs were:

Year ended January 31,	Executives
2023	Elan Moriah, Peter Fante, Douglas Robinson, Grant Highlander
2022	Elan Moriah, Peter Fante, Douglas Robinson
2021	Elan Moriah, Peter Fante, Douglas Robinson

Peer Group Issuers, Footnote [Text Block]	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P Composite 1500 Information Technology Index.
PEO Total Compensation Amount	$ 12,242,494	$ 9,975,399	$ 9,233,276
PEO Actually Paid Compensation Amount	$ 2,627,722	11,567,570	13,004,014
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. “Compensation actually paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan, so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. The following table details these adjustments:

Year ended January 31,	Executives	SCT (A)	Grant date value of new awards (B)	Year-end value of new awards (i)	Change in value of prior awards that are unvested (ii)	Change in value of vested awards granted in prior fiscal years (iii)	Value of vested awards granted during fiscal year (iv)	Total equity CAP (C)=(i)+(ii)+(iii)+(iv)	CAP (D)=(A)-(B)+(C)
2023	PEO	12,242,494	10,721,258	6,782,528	(4,625,577)	(1,536,899)	486,434	1,106,486	2,627,722
	Others	3,110,664	2,391,581	1,590,408	(739,516)	(286,034)	137,666	702,524	1,421,607
2022	PEO	9,975,399	8,296,531	24,408,060	—	(27,446,031)	12,926,673	9,888,702	11,567,570
	Others	2,757,754	1,914,400	5,223,460	—	(6,314,505)	3,233,537	2,142,492	2,985,846
2021	PEO	9,233,276	7,720,410	13,244,436	1,086,399	(2,839,687)	—	11,491,148	13,004,014
	Others	2,795,566	2,034,120	3,418,947	293,397	(562,926)	—	3,149,418	3,910,864
(A) The dollar amounts reported in the Summary Compensation table for the applicable year (on an average basis for the non-PEO NEOs (the “Others”)).

(B) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation table for the applicable year (on an average basis for the Others).

(C) The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following (on an average basis for the Others):

(i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii) for awards that vest in applicable year, the change in the fair value as of the vesting date from the end of the prior fiscal year; and

(iv) for awards that are granted and also vest in the applicable year, the fair value as of the vesting date.

The valuation assumptions and processes used to recalculate fair values used a consistent process and did not materially differ from those disclosed at the time of the applicable grant.

(D) “Compensation actually paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Non-PEO NEO Average Total Compensation Amount	$ 3,110,664	2,757,754	2,795,566
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,421,607	2,985,846	3,910,864
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. “Compensation actually paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan, so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. The following table details these adjustments:

Year ended January 31,	Executives	SCT (A)	Grant date value of new awards (B)	Year-end value of new awards (i)	Change in value of prior awards that are unvested (ii)	Change in value of vested awards granted in prior fiscal years (iii)	Value of vested awards granted during fiscal year (iv)	Total equity CAP (C)=(i)+(ii)+(iii)+(iv)	CAP (D)=(A)-(B)+(C)
2023	PEO	12,242,494	10,721,258	6,782,528	(4,625,577)	(1,536,899)	486,434	1,106,486	2,627,722
	Others	3,110,664	2,391,581	1,590,408	(739,516)	(286,034)	137,666	702,524	1,421,607
2022	PEO	9,975,399	8,296,531	24,408,060	—	(27,446,031)	12,926,673	9,888,702	11,567,570
	Others	2,757,754	1,914,400	5,223,460	—	(6,314,505)	3,233,537	2,142,492	2,985,846
2021	PEO	9,233,276	7,720,410	13,244,436	1,086,399	(2,839,687)	—	11,491,148	13,004,014
	Others	2,795,566	2,034,120	3,418,947	293,397	(562,926)	—	3,149,418	3,910,864
(A) The dollar amounts reported in the Summary Compensation table for the applicable year (on an average basis for the non-PEO NEOs (the “Others”)).

(B) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation table for the applicable year (on an average basis for the Others).

(C) The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following (on an average basis for the Others):

(i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii) for awards that vest in applicable year, the change in the fair value as of the vesting date from the end of the prior fiscal year; and

(iv) for awards that are granted and also vest in the applicable year, the fair value as of the vesting date.

The valuation assumptions and processes used to recalculate fair values used a consistent process and did not materially differ from those disclosed at the time of the applicable grant.

(D) “Compensation actually paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Most Important Performance Measures:
Cloud Revenue
% of Software Revenue Recurring
Relative TSR
Revenue
EBIT
PLE

Total Shareholder Return Amount	$ 113.31	153.19	127.29
Peer Group Total Shareholder Return Amount	145.83	172.00	137.22
Net Income (Loss)	$ 15,660,000	$ 15,650,000	$ (110,000)
Company Selected Measure Amount	508,580,000	394,550,000	287,570,000
PEO Name	Mr. Bodner
Additional 402(v) Disclosure [Text Block]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Bodner (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Cloud Revenue
Non-GAAP Measure Description [Text Block]	Our company-selected measure is non-GAAP cloud revenue.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	% of Software Revenue Recurring
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	EBIT
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	PLE
PEO [Member] | Grant Date Value of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 10,721,258	$ 8,296,531	$ 7,720,410
PEO [Member] | Year End Value of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	6,782,528	24,408,060	13,244,436
PEO [Member] | Change in Value of Prior Awards That are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(4,625,577)	0	1,086,399
PEO [Member] | Change in Value of Vested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,536,899)	(27,446,031)	(2,839,687)
PEO [Member] | Change in Value of Vested Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	486,434	12,926,673	0
PEO [Member] | Total Equity CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,106,486	9,888,702	11,491,148
Non-PEO NEO [Member] | Grant Date Value of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,391,581	1,914,400	2,034,120
Non-PEO NEO [Member] | Year End Value of New Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,590,408	5,223,460	3,418,947
Non-PEO NEO [Member] | Change in Value of Prior Awards That are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(739,516)	0	293,397
Non-PEO NEO [Member] | Change in Value of Vested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(286,034)	(6,314,505)	(562,926)
Non-PEO NEO [Member] | Change in Value of Vested Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	137,666	3,233,537	0
Non-PEO NEO [Member] | Total Equity CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 702,524	$ 2,142,492	$ 3,149,418